Provisions (Narrative) (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)
Disclosure of other provisions [line items]
Amount of recognized provision legal proceedings matter		$ 3,741		$ 3,060
Contract penalties provision		$ 453		$ 453
Assumption of discount rates	7.19%	7.19%	7.34%	7.34%
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Provision for environmental compensation		$ 351
Amount of provision for environmental compensation expected to be incurred next twelve months		351		$ 312
Anticipated liability	R$ 82,153	14,930	R$ 73,711	11,904
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Anticipated liability	R$ 3,714	$ 675	R$ 3,555	$ 574